Equity - Summary Of Treasury Stock (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 KRW (₩) shares	Dec. 31, 2020 USD ($) shares
Stockholders Equity Number Of Shares Par Value And Other Disclosures [Line Items]
Beginning balance, Number of shares	722,267,683	722,267,683
Balance at beginning	₩ 26,725,845	$ 22,485,146	₩ 25,492,332
Acquisition, Book Value	₩ 3,819	$ 3,213
Ending balance, Number of shares	728,060,549	728,060,549	722,267,683	722,267,683
Balance at end	₩ 28,805,103	$ 24,234,480	₩ 26,725,845	$ 22,485,146
Treasury shares [member]
Stockholders Equity Number Of Shares Par Value And Other Disclosures [Line Items]
Beginning balance, Number of shares	2,000,000	2,000,000	2,000,000	2,000,000
Balance at beginning | ₩	₩ 0		₩ 0
Acquisition, Number of shares	343,989,000,000	343,989,000,000	0	0
Acquisition, Book Value | ₩	₩ 3,819		₩ 0
Disposal, Number of shares	0	0	0	0
Disposal, Book value | ₩	₩ 0		₩ 0
Ending balance, Number of shares	343,991,000,000	343,991,000,000	2,000,000	2,000,000
Balance at end | ₩	₩ 3,819		₩ 0